LOCAL AND FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2022
LOCAL AND FOREIGN CURRENCY
LOCAL AND FOREIGN CURRENCY

30 – LOCAL AND FOREIGN CURRENCY

Local and foreign currency balances are the following:

CURRENT ASSETS	12.31.2022	12.31.2021
	ThCh$	ThCh$
Cash and cash equivalent	291,681,987	304,312,020
USD	14,266,343	13,640,823
EUR	870,613	2,838,102
CLP	138,205,025	176,278,025
BRL	69,923,621	56,272,827
ARS	29,215,288	22,425,407
PGY	39,201,097	32,856,836

Other current financial assets	263,044,869	195,470,749
CLP	92,826,375	194,834,125
BRL	170,154,995	140,544
ARS	—	481,148
PGY	63,499	14,932

Other non-current financial assets	26,957,000	14,719,104
USD	847,149	1,141,780
EUR	329,535	77,526
UF	517,748	256,912
CLP	12,478,839	6,282,535
BRL	2,382,575	1,183,076
ARS	8,596,540	3,831,513
PGY	1,804,614	1,945,762

Trade debtors and other accounts payable	279,770,286	265,490,626
USD	1,467,851	2,347,439
EUR	6,770	—
UF	49,469	69,142
CLP	155,443,395	147,478,959
BRL	74,851,690	76,173,944
ARS	39,795,968	32,330,010
PGY	8,155,143	7,091,132

Accounts receivable related entities	15,062,167	9,419,050
CLP	14,738,236	6,674,178
BRL	86,492	87,865
ARS	237,439	2,657,007

Inventory	245,886,656	191,350,206
CLP	103,719,764	77,225,374
BRL	60,074,387	44,848,239
ARS	62,655,300	54,376,217
PGY	19,437,205	14,900,376

Current tax assets	39,326,427	10,224,368
CLP	33,296,214	5,574,826
BRL	5,633,971	4,649,542
ARS	396,242	—

Total current assets	1,161,729,392	990,986,123
USD	16,581,343	17,130,042
EUR	1,206,918	2,915,628
UF	567,217	326,054
CLP	550,707,848	614,348,022
BRL	383,107,731	183,356,037
ARS	140,896,777	116,101,302
PGY	68,661,558	56,809,038

NON-CURRENT ASSETS	12.31.2022	12.31.2021
	CLP (000’s)	ThCh$
Other non-current assets	94,852,711	296,632,012
UF	75,297,737	34,239,224
CLP	3,317,778	55,469,858
BRL	—	192,844,909
ARS	16,237,196	14,078,021

Other non-current, non-financial assets	59,672,266	70,861,616
USD	91,220	673,524
CLP	483,530	419,910
BRL	55,060,849	66,621,741
ARS	2,367,042	1,836,280
PGY	1,669,625	1,310,161

Non-current accounts receivable	539,920	126,464
UF	249,366	7,089
CLP	233,773	76,649
ARS	56,781	—
PGY	—	42,726

Non-current accounts receivable related entities	109,318	98,941
CLP	109,318	98,941

Investments accounted for using the equity method	92,344,598	91,489,194
CLP	53,869,966	52,519,699
BRL	38,474,632	38,969,495

Intangible assets other than goodwill	671,778,888	659,631,543
CLP	312,981,971	311,086,862
BRL	177,173,694	159,307,806
ARS	9,075,200	7,560,882
PGY	172,548,023	181,675,993

Goodwill	129,023,922	118,042,900
CLP	9,523,768	9,523,767
BRL	65,920,764	60,830,705
ARS	46,254,831	39,976,392
PGY	7,324,559	7,712,036

Property, plant and equipment	798,221,259	716,379,127
EUR	3,146	404,450
CLP	303,797,013	273,812,253
BRL	229,486,365	201,527,151
ARS	177,219,624	152,227,991
PGY	87,715,111	88,407,282

Deferred tax assets	2,428,333	1,858,727
CLP	2,428,333	1,858,727

Total non-current assets	1,848,971,215	1,955,120,524
USD	91,220	673,524
EUR	3,146	404,450
UF	75,547,103	34,246,313
CLP	686,745,450	704,866,666
BRL	566,116,304	720,101,807
ARS	251,153,893	215,679,566
PGY	269,314,099	279,148,198

	12.31.2022			12.31.2021
CURRENT LIABILITIES	Up to 90 days	90 days up to 1 year	Total	Up to 90 days	90 days up to 1 year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other current financial liabilities	13,431,339	353,870,741	367,302,080	10,887,752	36,875,287	47,763,039
USD	249,660	321,143,849	321,393,509	233,993	8,329,598	8,563,591
UF	11,047,586	11,557,808	22,605,394	9,155,688	10,086,725	19,242,413
CLP	893,612	14,216,358	15,109,970	923,663	13,491,768	14,415,431
BRL	427,270	1,703,193	2,130,463	413,835	1,381,397	1,795,232
ARS	813,211	3,910,926	4,724,137	94,094	2,272,643	2,366,737
PGY	—	1,338,607	1,338,607	66,479	1,313,156	1,379,635

Current trade accounts and other accounts payable	369,548,991	15,252,639	384,801,630	312,643,627	14,765,580	327,409,207
USD	34,223,389	33,046	34,256,435	20,438,936	1,309,678	21,748,614
EUR	3,148,088	899,198	4,047,286	6,093,006	—	6,093,006
UF	2,263,175	—	2,263,175	2,359,381	—	2,359,381
CLP	166,847,281	14,320,395	181,167,676	142,370,837	13,455,902	155,826,739
BRL	78,514,701	—	78,514,701	74,142,872	—	74,142,872
ARS	69,945,679	—	69,945,679	52,030,144	—	52,030,144
PGY	14,606,678	—	14,606,678	15,208,451	—	15,208,451
Other currencies

Current accounts payable to related entities	90,248,067	—	90,248,067	56,103,461	—	56,103,461
CLP	44,298,074	—	44,298,074	29,349,401	—	29,349,401
BRL	35,671,648	—	35,671,648	16,799,532	—	16,799,532
ARS	8,587,487	—	8,587,487	9,893,495	—	9,893,495
PGY	1,690,858	—	1,690,858	61,033	—	61,033

Other current provisions	1,319,935	271,709	1,591,644	1,082,929	445,950	1,528,879
CLP	1,319,935	232,418	1,552,353	1,082,929	404,580	1,487,509
PGY	—	39,291	39,291	—	41,370	41,370

Current tax liabilities	627,257	13,988,190	14,615,447	20,733,623	9,779,164	30,512,787
CLP	627,257	7,301	634,558	20,038,643	8,452	20,047,095
ARS	—	13,479,571	13,479,571	694,980	8,524,083	9,219,063
PGY	—	501,318	501,318	—	1,246,629	1,246,629

Current employee benefit provisions	45,482,776	2,909,030	48,391,806	13,434,697	21,577,375	35,012,072
CLP	8,115,837	1,052,395	9,168,232	1,181,717	7,327,637	8,509,354
BRL	19,586,150	—	19,586,150	11,649,154	—	11,649,154
ARS	17,780,789	—	17,780,789	603,826	12,529,323	13,133,149
PGY	—	1,856,635	1,856,635	—	1,720,415	1,720,415

Other current non-financial liabilities	1,054,187	41,240,273	42,294,460	612,391	30,625,443	31,237,834
CLP	1,043,048	41,072,576	42,115,624	612,391	30,472,381	31,084,772
ARS	11,139	—	11,139	—	18,234	18,234
PGY	—	167,697	167,697	—	134,828	134,828

Total current liabilities	521,712,552	427,532,582	949,245,134	415,498,480	114,068,799	529,567,279
USD	34,473,049	321,176,895	355,649,944	20,672,929	9,639,276	30,312,205
EUR	3,148,088	899,198	4,047,286	6,093,006	—	6,093,006
UF	13,310,761	11,557,808	24,868,569	11,515,069	10,086,725	21,601,794
CLP	223,145,044	70,901,442	294,046,486	195,559,581	65,160,720	260,720,301
BRL	134,199,769	1,703,193	135,902,962	103,005,393	1,381,397	104,386,790
ARS	97,138,305	17,390,497	114,528,802	63,316,539	23,344,283	86,660,822
PGY	16,297,536	3,903,548	20,201,084	15,335,963	4,456,398	19,792,361

	31.12.2021				31.12.2020
	More than 1 year	More than 3 and			More than 1 year	More than 3 and	More than
NON-CURRENT LIABILITIES	up to 3	up to 5	More than 5 years	Total	up to 3	up to 5	5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities	40,713,614	28,457,265	835,631,179	904,802,058	35,164,178	331,118,858	674,765,936	1,041,048,972
USD	1,612,279	513,738	251,617,079	253,743,096	1,726,426	308,546,732	247,094,136	557,367,294
UF	35,491,226	15,781,426	468,927,353	520,200,005	29,821,850	15,453,105	423,470,818	468,745,773
CLP	—	8,500,000	112,175,058	120,675,058	602,887	4,000,000	—	4,602,887
BRL	3,473,970	3,662,101	2,911,689	10,047,760	2,926,876	3,119,021	4,200,982	10,246,879
ARS	136,139	—	—	136,139	86,139	—	—	86,139

Non-current accounts payable	3,015,284	—	—	3,015,284	256,273	—	—	256,273
CLP	3,015,284	—	—	3,015,284	256,273	—	—	256,273

Accounts payable related entities	10,354,296	—	—	10,354,296	11,557,723	—	—	11,557,723
BRL	10,354,296	—	—	10,354,296	11,557,723	—	—	11,557,723

Other non-current provisions	1,397,148	45,706,635	—	47,103,783	1,917,655	53,965,872	—	55,883,527
BRL	—	45,706,635		45,706,635	—	53,965,872	—	53,965,872
ARS	1,397,148	—	—	1,397,148	1,917,655	—	—	1,917,655

Deferred tax liabilities	26,966,210	34,088,989	104,723,357	165,778,556	21,365,277	35,470,702	111,618,848	168,454,827
CLP	5,617,287	38,945	88,895,598	94,551,830	3,619,149	1,845,868	95,076,888	100,541,905
BRL	—	34,050,044	—	34,050,044	—	33,624,834	—	33,624,834
ARS	21,348,923	—	—	21,348,923	17,746,128	—	—	17,746,128
PGY	—	—	15,827,759	15,827,759	—	—	16,541,960	16,541,960

Non-current employee benefit provisions	1.299.511	60,560	16,049,722	17,409,793	1,329,992	62,456	12,747,222	14,139,670
CLP	665,274	60,560	16,049,722	16,775,556	629,798	62,456	12,747,222	13,439,476
ARS	10,484	—	—	10,484
PGY	623,753	—	—	623,753	700,194	—	—	700,194

Other non-financial liabilities	—	29,589,051	—	29,589,051	21,113	23,763,704	—	23,784,817
BRL	—	29,589,051	,	29,589,051	—	23,763,704	—	23,763,704
ARS					21,113	—	—	21,113

Total non-current liabilities	83,746,063	137,902,500	956,404,258	1,178,052,821	71,612,211	444,381,592	799,132,006	1,315,125,809
USD	1,612,279	513,738	251,617,079	253,743,096	1,726,426	308,546,732	247,094,136	557,367,294
UF	35,491,226	15,781,426	468,927,353	520,200,005	29,821,850	15,453,105	423,470,818	468,745,773
CLP	9,297,845	8,599,505	217,120,378	235,017,728	5,108,107	5,908,324	107,824,110	118,840,541
BRL	13,828,266	113,007,831	2,911,689	129,747,786	14,484,599	114,473,431	4,200,982	133,159,012
ARS	22,892,694	—	—	22,892,694	19,771,035	—	—	19,771,035
PGY	623,753	—	15,827,759	16,451,512	700,194	—	16,541,960	17,242,154